UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07943
Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: May 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report May 31, 2025

Nuveen Georgia Municipal Bond Fund
Class A Shares/FGATX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Georgia Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$86	0.86%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Georgia Municipal Bond Fund returned 0.62% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Georgia Index, which returned 3.16%.

•  Top contributors to relative performance

•  Pre‑refunded, short-duration bonds.

•  Top detractors from relative performance

•  Duration positioning, especially an underweight to bonds with durations of 10 years and longer.

•  Credit quality positioning, especially an underweight to AAA‑rated bonds, an overweight to AA‑rated bonds and an underweight to non‑rated bonds.

•  Sector positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	0.62%	(0.47)%	1.16%

Class A Shares at maximum sales charge (Offering Price)	(3.58)%	(1.32)%	0.73%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Georgia Index	3.16%	0.78%	2.03%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$149,750,874

Total number of portfolio holdings	84

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 847,092

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P501_AR_0525 4573962

3

Annual Shareholder Report May 31, 2025

Nuveen Georgia Municipal Bond Fund
Class C Shares/FGCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Georgia Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$166	1.66%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Georgia Municipal Bond Fund returned ‑0.12% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Georgia Index, which returned 3.16%.

•  Top contributors to relative performance

•  Pre‑refunded, short-duration bonds.

•  Top detractors from relative performance

•  Duration positioning, especially an underweight to bonds with durations of 10 years and longer.

•  Credit quality positioning, especially an underweight to AAA‑rated bonds, an overweight to AA‑rated bonds and an underweight to non‑rated bonds.

•  Sector positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(0.12)%	(1.25)%	0.52%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Georgia Index	3.16%	0.78%	2.03%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$149,750,874

Total number of portfolio holdings	84

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 847,092

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P717_AR_0525 4573962

3

Annual Shareholder Report May 31, 2025

Nuveen Georgia Municipal Bond Fund
Class I Shares/FGARX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Georgia Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$66	0.66%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Georgia Municipal Bond Fund returned 0.91% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Georgia Index, which returned 3.16%.

•  Top contributors to relative performance

•  Pre‑refunded, short-duration bonds.

•  Top detractors from relative performance

•  Duration positioning, especially an underweight to bonds with durations of 10 years and longer.

•  Credit quality positioning, especially an underweight to AAA‑rated bonds, an overweight to AA‑rated bonds and an underweight to non‑rated bonds.

•  Sector positioning.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	0.91%	(0.25)%	1.37%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Georgia Index	3.16%	0.78%	2.03%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$149,750,874

Total number of portfolio holdings	84

Portfolio turnover (%)	15%

Total management fees paid for the year	$ 847,092

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P808_AR_0525 4573962

3

Annual Shareholder Report May 31, 2025

Nuveen Louisiana Municipal Bond Fund
Class A Shares/FTLAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Louisiana Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$83	0.83%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Louisiana Municipal Bond Fund returned ‑0.64% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Louisiana Index, which returned 2.50%.

•  Top contributors to relative performance

•  An overweight to non‑rated bonds.

•  An underweight to the dedicated‑tax bond sector and an overweight to the incremental‑tax bond sector.

•  Top detractors from relative performance

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Duration positioning, especially an underweight to bonds with durations of less than four years.

•  Sector positioning, especially an underweight to the multi-family housing bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	(0.64)%	0.85%	1.92%

Class A Shares at maximum sales charge (Offering Price)	(4.78)%	(0.02)%	1.49%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Louisiana Index	2.50%	1.35%	2.35%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$218,246,283

Total number of portfolio holdings	173

Portfolio turnover (%)	20%

Total management fees paid for the year	$ 1,138,923

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P881_AR_0525 4573973

3

Annual Shareholder Report May 31, 2025

Nuveen Louisiana Municipal Bond Fund
Class C Shares/FAFLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Louisiana Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$162	1.63%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Louisiana Municipal Bond Fund returned ‑1.43% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Louisiana Index, which returned 2.50%.

•  Top contributors to relative performance

•  An overweight to non‑rated bonds.

•  An underweight to the dedicated‑tax bond sector and an overweight to the incremental‑tax bond sector.

•  Top detractors from relative performance

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Duration positioning, especially an underweight to bonds with durations of less than four years.

•  Sector positioning, especially an underweight to the multi-family housing bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	(1.43)%	0.06%	1.27%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Louisiana Index	2.50%	1.35%	2.35%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$218,246,283

Total number of portfolio holdings	173

Portfolio turnover (%)	20%

Total management fees paid for the year	$ 1,138,923

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P691_AR_0525 4573973

3

Annual Shareholder Report May 31, 2025

Nuveen Louisiana Municipal Bond Fund
Class I Shares/FTLRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Louisiana Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$63	0.63%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Louisiana Municipal Bond Fund returned ‑0.41% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Louisiana Index, which returned 2.50%.

•  Top contributors to relative performance

•  An overweight to non‑rated bonds.

•  An underweight to the dedicated‑tax bond sector and an overweight to the incremental‑tax bond sector.

•  Top detractors from relative performance

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Duration positioning, especially an underweight to bonds with durations of less than four years.

•  Sector positioning, especially an underweight to the multi-family housing bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	(0.41)%	1.07%	2.13%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Louisiana Index	2.50%	1.35%	2.35%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$218,246,283

Total number of portfolio holdings	173

Portfolio turnover (%)	20%

Total management fees paid for the year	$ 1,138,923

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P857_AR_0525 4573973

3

Annual Shareholder Report May 31, 2025

Nuveen North Carolina Municipal Bond Fund
Class A Shares/FLNCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen North Carolina Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$81	0.81%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen North Carolina Municipal Bond Fund returned 0.59% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond North Carolina Index, which returned 2.99%.

•  Top contributors to relative performance

•  An overweight to the airport and dedicated‑tax bond sectors.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations of 12 years and longer.

•  An underweight to the single-family housing bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.59%	(0.57)%	1.27%

Class A Shares at maximum sales charge (Offering Price)	(3.59)%	(1.42)%	0.83%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond North Carolina Index	2.99%	0.38%	1.83%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$499,899,320

Total number of portfolio holdings	220

Portfolio turnover (%)	18%

Total management fees paid for the year	$ 2,588,208

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P840_AR_0525 4573981

3

Annual Shareholder Report May 31, 2025

Nuveen North Carolina Municipal Bond Fund
Class C Shares/FDCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen North Carolina Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$161	1.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen North Carolina Municipal Bond Fund returned ‑0.19% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond North Carolina Index, which returned 2.99%.

•  Top contributors to relative performance

•  An overweight to the airport and dedicated‑tax bond sectors.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations of 12 years and longer.

•  An underweight to the single-family housing bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(0.19)%	(1.37)%	0.62%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond North Carolina Index	2.99%	0.38%	1.83%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$499,899,320

Total number of portfolio holdings	220

Portfolio turnover (%)	18%

Total management fees paid for the year	$ 2,588,208

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P683_AR_0525 4573981

3

Annual Shareholder Report May 31, 2025

Nuveen North Carolina Municipal Bond Fund
Class I Shares/FCNRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen North Carolina Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$61	0.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen North Carolina Municipal Bond Fund returned 0.83% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond North Carolina Index, which returned 2.99%.

•  Top contributors to relative performance

•  An overweight to the airport and dedicated‑tax bond sectors.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations of 12 years and longer.

•  An underweight to the single-family housing bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	0.83%	(0.38)%	1.47%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond North Carolina Index	2.99%	0.38%	1.83%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$499,899,320

Total number of portfolio holdings	220

Portfolio turnover (%)	18%

Total management fees paid for the year	$ 2,588,208

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P816_AR_0525 4573981

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nuveen Multistate Trust III

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
May 31, 2025	$94,716	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

May 31, 2024	$96,777	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
May 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

May 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
May 31, 2025	$0	$0	$10,974,000	$10,974,000
May 31, 2024	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Nuveen Multistate Trust III and Shareholders of Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund and Nuveen North Carolina Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund and Nuveen North Carolina Municipal Bond Fund (constituting Nuveen Multistate Trust III, hereafter collectively referred to as the “Funds”) as of May 31, 2025, the related statements of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2025 and each of the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

July 28, 2025

We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

4

Portfolio of Investments May 31, 2025

Georgia

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LONG-TERM INVESTMENTS - 98.2%
	MUNICIPAL BONDS - 98.2%
	CONSUMER DISCRETIONARY - 1.2%
$2,200,000	Geo. L. Smith II Georgia World Congress Center Authority, Georgia, Convention Center Hotel Revenue Bonds, First Tier Series 2021A	4.000%	01/01/54	$1,798,787

	TOTAL CONSUMER DISCRETIONARY			1,798,787

	EDUCATION AND CIVIC ORGANIZATIONS - 9.5%
1,250,000	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, University of Georgia Project - UGAREF West Precinct LLC, Series 2024	4.000	06/15/44	1,146,100
1,150,000	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, University of Georgia Project - UGAREF West Precinct LLC, Series 2024	4.000	06/15/49	998,891
750,000	Cobb County Development Authority, Georgia, Charter School Revenue Bonds, Northwest Classical Academy, Inc. Project, Series 2023A	6.375	06/15/58	724,141
2,000,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A	5.000	03/15/36	2,012,557
2,000,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Series 2019A	5.000	03/15/44	2,020,433
500,000	Fulton County Development Authority, Georgia, Revenue Bonds, Spellman College, Series 2025	5.000	06/01/32	555,602
2,750,000	Gwinnett County Development Authority, Georgia, Revenue Bonds, Georgia Gwinnett College Student Housing Project, Refunding Series 2017B	5.000	07/01/40	2,776,036
4,000,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A	5.000	10/01/46	4,017,204

	TOTAL EDUCATION AND CIVIC ORGANIZATIONS			14,250,964

	HEALTH CARE - 11.5%
3,590,000	Brookhaven Development Authority, Georgia, Revenue Bonds, Children’s Healthcare of Atlanta, Inc. Project, Series 2019A	4.000	07/01/49	3,073,704
1,880,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center Inc. Project, Series 2020	4.000	07/01/50	1,651,462
415,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center Inc. Project, Series 2025	5.000	07/01/40	442,528
455,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center Inc. Project, Series 2025	5.000	07/01/41	481,136
2,000,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center, Inc. Project, Series 2015	5.000	07/01/41	2,003,063
420,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A	5.000	04/01/36	426,766
2,000,000	Columbia County Hospital Authority, Georgia, Revenue Anticipation Certificates, WellStar Health System, Inc. Project, Series 2023B	5.125	04/01/53	2,002,829
2,100,000	Columbia County Hospital Authority, Georgia, Revenue Anticipation Certificates, WellStar Health System, Inc. Project, Series 2023B	5.750	04/01/53	2,207,560
530,000	Dalton Development Authority, Georgia, Revenue Bonds, Hamilton Health Care System Inc., Series 2024B	5.000	08/15/40	555,933
2,500,000	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2019A - BAM Insured	4.000	07/01/49	2,191,238
2,500,000	Savannah Hospital Authority, Georgia, Revenue Bonds, Saint Joseph’s/Candler Health System, Inc., Anticipation Certificate Series 2019A	4.000	07/01/43	2,268,649

	TOTAL HEALTH CARE			17,304,868

See Notes To Financial Statements	5

Portfolio of Investments May 31, 2025 (continued)

Georgia

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	HOUSING/MULTIFAMILY - 2.9%
$750,000	College Park Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Brad Blue Sky Apartments, LLC Project, Series 2025, (Mandatory Put 4/01/28)	3.450%	04/01/44	$752,143
3,600,000	DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Kensington Station Project, Series 2023	4.000	12/01/33	3,572,170

	TOTAL HOUSING/MULTIFAMILY			4,324,313

	TAX OBLIGATION/GENERAL - 18.7%
2,000,000	Atlanta, Georgia, General Obligation Bonds, Public Improvement Social Series 2022A-1	5.000	12/01/39	2,142,569
2,845,000	Atlanta, Georgia, General Obligation Bonds, Public Improvement Social Series 2022A-1	5.000	12/01/41	3,017,954
2,000,000	Carrollton Independent School System, Carroll County, Georgia, General Obligation Bonds, Series 2015	5.000	04/01/32	2,029,522
850,000	Coweta County Public Facilities Authority, Georgia, Revenue Bonds, Coweta County Project, Series 2022	5.000	09/01/42	889,216
1,815,000	Crisp County Hospital Authority, Georgia, Revenue Anticipation Certificates, Crisp County Hospital Project, Series 2021	4.000	07/01/46	1,619,059
1,100,000	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project, Refunding Series 2017 - AGM Insured	5.000	02/01/34	1,124,082
2,000,000	Fulton County, Georgia, General Obligation Bonds, General Fund Anticipation Notes Series 2025	4.000	12/30/25	2,012,588
4,000,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B	5.250	02/15/45	4,016,339
1,120,000	Georgia State Road and Tollway Authority, Guaranteed Revenue Bonds, Managed Lane System, Series 2021A	4.000	07/15/37	1,118,931
2,380,000	Georgia State Road and Tollway Authority, Guaranteed Revenue Bonds, Managed Lane System, Series 2021A	4.000	07/15/38	2,359,436
1,625,000	Greene County School District, Georgia, General Obligation Bonds, Series 2023	4.000	06/01/48	1,474,397
2,000,000	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2019	5.000	02/01/41	2,056,326
2,000,000	Vidalia School District, Toombs County, Georgia, General Obligation Bonds, Series 2016	5.000	08/01/37	2,013,439
2,325,000	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Oconee-Hard Creek Reservoir Project, Series 2023	4.000	02/01/47	2,160,072

	TOTAL TAX OBLIGATION/GENERAL			28,033,930

	TAX OBLIGATION/LIMITED - 7.7%
1,500,000	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Second Lien Series 2015B	5.000	07/01/44	1,499,886
2,500,000	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1	5.250	07/01/44	2,500,096
75,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 1993 - NPFG Insured	5.625	10/01/26	76,323
65,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005 - NPFG Insured	5.500	10/01/26	66,264
1,080,000	Downtown Smyrna Development Authority, Georgia, General Obligation Bonds, Series 2005	5.250	02/01/28	1,125,171
1,671,000	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A - NPFG Insured	4.750	06/01/28	1,707,941
1,000,000	Perry Public Facilities Authority, Georgia, Revenue Bonds, City of Perry Projects, Series 2025	4.250	04/01/54	917,157
1,225,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/33	868,255
1,825,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34	1,812,858
985,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	919,807

	TOTAL TAX OBLIGATION/LIMITED			11,493,758

6	See Notes To Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TRANSPORTATION - 12.1%
$1,000,000	Atlanta, Georgia, Airport General Revenue Bonds, Green Series 2024A-1	5.000%	07/01/54	$1,018,069
1,190,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2021B	4.000	07/01/38	1,166,041
2,000,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2022A	5.000	07/01/47	2,043,391
2,000,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, (AMT)	4.000	07/01/38	1,911,158
160,000	Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A	5.000	01/01/32	160,092
170,000	Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A	5.000	01/01/33	170,086
100,000	Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A	5.000	01/01/34	100,044
150,000	Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A	5.000	01/01/35	150,067
4,875,000	Georgia Ports Authority, Revenue Bonds, Series 2021	4.000	07/01/46	4,482,773
2,000,000	Georgia Ports Authority, Revenue Bonds, Series 2021	4.000	07/01/51	1,778,115
2,000,000	Georgia Ports Authority, Revenue Bonds, Series 2022	4.000	07/01/47	1,825,197
3,200,000	Georgia Ports Authority, Revenue Bonds, Series 2022	5.000	07/01/47	3,279,130

	TOTAL TRANSPORTATION			18,084,163

	U.S. GUARANTEED - 3.2% (a)
1,000,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2017A, (Pre-refunded 11/01/27)	5.000	11/01/37	1,050,790
1,635,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018A, (Pre-refunded 11/01/27)	5.000	11/01/41	1,718,042
2,000,000	Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy Springs City Center Project, Series 2015, (Pre-refunded 5/01/26)	5.000	05/01/47	2,039,398

	TOTAL U.S. GUARANTEED			4,808,230

	UTILITIES - 31.4%
1,000,000	Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series 2021 - BAM Insured	4.000	12/01/46	899,661
1,170,000	Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series 2021 - BAM Insured	4.000	12/01/51	1,009,110
2,000,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fifth Series 1994, (Mandatory Put 6/13/28)	3.700	10/01/32	2,014,671
1,250,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C	4.125	11/01/45	1,096,772
2,010,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D	4.125	11/01/45	1,763,610
2,000,000	Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018	5.000	06/01/48	2,012,087
1,900,000	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017	5.000	03/01/31	1,941,560
1,000,000	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020	4.000	03/01/41	915,188
1,150,000	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B - AGM Insured	5.250	10/01/32	1,174,317
4,000,000	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2022	5.000	10/01/52	4,081,221
3,000,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Series 2019B	5.000	01/01/48	2,928,039
1,000,000	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2024	5.000	10/01/54	1,022,983
2,630,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A	5.500	09/15/27	2,732,975
2,750,000	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A	5.000	05/15/43	2,756,420
1,000,000	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2024E	5.000	12/01/32	1,057,603
3,500,000	Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020 - AGM Insured	4.000	12/01/50	3,044,289

See Notes To Financial Statements	7

Portfolio of Investments May 31, 2025 (continued)

Georgia

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	UTILITIES (continued)
$3,500,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A	0.000%	01/01/32	$2,635,864
2,000,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2020A	5.000	01/01/45	2,029,599
2,500,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2020A	5.000	01/01/50	2,524,140
2,405,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2020A	5.000	01/01/59	2,312,885
1,255,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Series 2024A - BAM Insured	5.250	01/01/54	1,300,348
4,520,000	Upper Oconee Basin Water Authority, Georgia, Water Revenue Bonds, Series 2024	5.000	07/01/55	4,641,516
1,045,000	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Walton-Hard Labor Creek Reservoir Water Treatment Facility Project, Series 2022	5.000	02/01/53	1,065,703

	TOTAL UTILITIES			46,960,561

	TOTAL MUNICIPAL BONDS (Cost $152,218,144)			147,059,574

	TOTAL LONG-TERM INVESTMENTS (Cost $152,218,144)			147,059,574

	OTHER ASSETS & LIABILITIES, NET - 1.8%			2,691,300

	NET ASSETS - 100%			$149,750,874

AMT	Alternative Minimum Tax

(a)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

8	See Notes To Financial Statements

Portfolio of Investments May 31, 2025

Louisiana

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 98.5%
		MUNICIPAL BONDS - 98.5%
		CONSUMER STAPLES - 1.3%
$1,000,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1	3.000%	06/01/48	$698,437
595,000		Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A	5.250	06/01/32	575,235
315,000		New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B	5.000	06/01/45	275,287
165,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B	5.000	06/01/46	158,405
1,160,000		TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/48	1,013,696

		TOTAL CONSUMER STAPLES			2,721,060

		EDUCATION AND CIVIC ORGANIZATIONS - 27.4%
1,025,000	(a)	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A	5.500	06/15/38	1,015,756
815,000		Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Refunding Series 2012 - AGM Insured	5.000	10/01/27	816,142
500,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. - Athletic Facilities Project, Refunding Series 2021 - AGM Insured	4.000	10/01/40	455,495
720,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. - Athletic Facilities Project, Refunding Series 2021 - AGM Insured	4.000	10/01/42	644,155
3,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. - Student Housing & Parking Project, Series 2018 - AGM Insured	5.000	10/01/48	2,995,236
1,030,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. - Student Union/University Facilities Project, Series 2021 - AGM Insured	4.000	10/01/39	1,002,485
750,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Ragin Cajun Facilities, Inc. - Lewis Street Parking Garage Project, Refunding Series 2021 - AGM Insured	4.000	10/01/42	670,995
1,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities Inc. Project, Refunding Series 2015 - AGM Insured	5.000	10/01/34	1,002,632
2,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc. Project, Refunding Series 2013	5.000	07/01/33	2,004,509
1,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc. Project, Series 2016A	4.000	10/01/46	895,111
500,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking - Cowboy Facilities, Inc. Project, Refunding Series 2021	3.000	03/01/33	453,297
1,200,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking - Cowboy Facilities, Inc. Project, Refunding Series 2021	3.000	03/01/37	991,878

See Notes To Financial Statements	9

Portfolio of Investments May 31, 2025 (continued)

Louisiana

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$1,270,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking - Cowboy Facilities, Inc. Project, Refunding Series 2021	3.000%	03/01/39	$977,157
1,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking - Cowboy Facilities, Inc. Project, Refunding Series 2021	3.000	03/01/42	717,327
2,385,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Nicholls State University Student Recreation Center/NSU Facilities Corporation Project, Refunding Series 2021	4.000	10/01/38	2,067,103
2,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ragin’ Cajun Facilities Inc.- Student Housing & Parking Project, Series 2017 - AGM Insured	5.000	10/01/39	2,010,172
1,500,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University student Housing/University Facilities Project, Series 2017 - AGM Insured	5.000	08/01/42	1,508,870
200,000		Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase II Project, Series 2017	5.000	07/01/42	200,608
1,500,000		Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase II Project, Series 2017	5.000	07/01/47	1,496,677
2,365,000		Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase III Project, Series 2019A - BAM Insured	4.000	07/01/54	2,019,837
4,510,000		Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase III Project, Series 2019A - BAM Insured	5.000	07/01/59	4,441,998
1,500,000		Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A	5.000	07/01/46	1,454,325
6,000,000		Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A	5.000	07/01/51	5,783,162
500,000	(a)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson Rise Charter School Project, Series 2022A	6.250	06/01/52	483,036
540,000	(a)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson Rise Charter School Project, Series 2022A	6.375	06/01/62	521,564
2,000,000	(a)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Refunding Series 2024A	5.000	12/15/43	1,869,265
1,300,000	(a)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A	5.000	06/01/39	1,236,815
270,000	(a)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2022A	6.500	06/01/62	249,454
1,275,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola University of New Orleans Project, Refunding Series 2021	4.000	10/01/40	1,148,893
20,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola University of New Orleans Project, Refunding Series 2021	4.000	10/01/41	17,720
3,350,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola University of New Orleans Project, Refunding Series 2021	4.000	10/01/51	2,688,472
2,000,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola University of New Orleans Project, Refunding Series 2023A	5.250	10/01/48	1,978,332
250,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola University of New Orleans Project, Series 2023A	5.000	10/01/27	257,371
250,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola University of New Orleans Project, Series 2023A	5.000	10/01/28	259,915

10	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$220,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane University, Refunding Series 2017A	5.000%	12/15/30	$228,802
2,000,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane University, Refunding Series 2020A	4.000	04/01/40	1,892,058
3,000,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane University, Refunding Series 2023A	5.000	10/15/48	3,032,956
1,680,000	(a)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Young Audiences Charter School, Series 2019A	5.000	04/01/39	1,496,946
1,000,000	(a)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Young Audiences Charter School, Series 2019A	5.000	04/01/57	786,702
1,000,000	(b)	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017	5.000	07/01/37	850,000
2,835,000		Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017	5.250	10/01/31	3,034,467
2,040,000		Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017	5.250	10/01/46	2,032,071

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			59,689,766

		ENERGY - 0.9%
2,035,000		Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017C, (Mandatory Put 7/03/28)	3.300	06/01/37	1,995,089

		TOTAL ENERGY			1,995,089

		HEALTH CARE - 15.1%
715,000		Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019	5.000	12/01/34	713,249
390,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/39	395,017
505,000		Illinois Finance Authority, Revenue Bonds, Ascension Health/ Presence Health Network, Series 2016C	5.000	02/15/36	513,121
2,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A	4.000	10/01/41	1,782,496
3,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A	5.000	10/01/41	2,971,529
320,000		Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A	5.750	07/01/25	320,694
4,000,000		Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2017A	5.000	07/01/47	3,891,581
3,000,000		Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children’s Medical Center Hospital, Series 2015A-1. Fixed Rate Mode	5.000	06/01/45	2,968,291
300,000		Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children’s Medical Center Hospital, Series 2020A	4.000	06/01/50	238,916
2,000,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Christus Health, Refunding Series 2019A	5.000	07/01/48	1,961,478
3,000,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017	5.000	05/15/42	3,000,075
2,200,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2025A	5.250	05/15/55	2,211,218
1,750,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2025A	5.500	05/15/55	1,818,820
200,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015	5.000	05/15/47	196,714
310,000		Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group Project, Refunding Series 2021	5.000	07/01/31	325,021
1,000,000		Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group Project, Refunding Series 2021	5.000	07/01/32	1,044,656

See Notes To Financial Statements	11

Portfolio of Investments May 31, 2025 (continued)

Louisiana

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$1,715,000		Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, St. Tammany Parish Hospital Project, Refunding Series 2018A	5.000%	07/01/36	$1,746,956
1,400,000		Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, St. Tammany Parish Hospital Project, Refunding Series 2018A	5.000	07/01/37	1,419,298
1,000,000		Saint Tammany Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, St. Tammany Parish Hospital Project, Refunding Series 2018A	4.000	07/01/43	854,534
1,305,000		Saint Tammany Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, Series 2021 - BAM Insured	4.000	03/01/38	1,269,996
1,430,000		Saint Tammany Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, Series 2021 - BAM Insured	4.000	03/01/40	1,344,426
1,000,000		Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Health System Project, Refunding Series 2021	4.000	02/01/39	918,632
1,085,000		Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Refunding Series 2013	4.000	04/01/33	1,083,178

		TOTAL HEALTH CARE			32,989,896

		HOUSING/MULTIFAMILY - 1.2%
1,795,000		Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011	4.750	10/01/29	1,795,761
1,000,000	(a)	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Provident Group - HSC Properties Inc - LSU Health Foundation, New Orleans Project, Senior Lien Series 2020A-1	5.500	01/01/50	855,216

		TOTAL HOUSING/MULTIFAMILY			2,650,977

		HOUSING/SINGLE FAMILY - 2.0%
1,285,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2020B	3.500	06/01/50	1,275,309
2,030,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2021D	3.250	06/01/52	1,997,198
1,075,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Home Ownership Program, Series 2024A	4.650	12/01/54	1,023,998

		TOTAL HOUSING/SINGLE FAMILY			4,296,505

		INDUSTRIALS - 4.6%
540,000	(a)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018	5.650	11/01/37	559,798
3,000,000	(a)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Jefferson Parish GOMESA Project, Series 2019	4.000	11/01/44	2,578,608
900,000	(a)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, New Orleans GOMESA Project, Series 2021	4.000	11/01/46	768,182
80,000	(a)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint John the Baptist Parish GOMESA Project, Series 2019	3.900	11/01/44	67,789
100,000	(a)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019	4.400	11/01/44	92,561
1,795,000	(a)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Tammany Parish GOMESA Project, Series 2020	3.875	11/01/45	1,512,382
100,000	(a)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018	5.375	11/01/38	102,154
400,000	(a)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018	5.500	11/01/39	408,776
1,460,000	(a)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Vermilion Parish GOMESA Project, Green Series 2019	4.625	11/01/38	1,460,499

12	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDUSTRIALS (continued)
$1,000,000	(a),(b)	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc Project, Series 2015, (AMT)	7.000%	07/01/26	$10
2,000,000	(a)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2008, (Mandatory Put 6/01/30)	6.100	06/01/38	2,127,706
205,000	(a)	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series 2010B, (Mandatory Put 6/01/30)	6.100	12/01/40	218,126
250,000	(a)	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012 - 7, (AMT)	4.500	10/01/37	233,229

		TOTAL INDUSTRIALS			10,129,820

		LONG-TERM CARE - 1.2%
850,000	(a)	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Christwood Project, Refunding Series 2024	5.250	11/15/59	762,850
2,800,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, The Glen Retirement System Project, Series 2019A	5.000	01/01/49	1,942,943

		TOTAL LONG-TERM CARE			2,705,793

		MATERIALS - 0.4%
1,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017	3.500	11/01/32	948,662

		TOTAL MATERIALS			948,662

		TAX OBLIGATION/GENERAL - 8.3%
1,055,000		Calcasieu Parish School District 23, Louisiana, General Obligation Bonds, Public School Improvement Series 2019 - BAM Insured	4.000	09/01/37	1,038,984
1,600,000		Calcasieu Parish School District 23, Louisiana, General Obligation Bonds, Public School Improvement Series 2019 - BAM Insured	4.000	09/01/38	1,549,402
265,000		Cameron Parish School District 15, Louisiana, General Obligation Bonds, Series 2021	4.000	10/01/37	254,697
350,000		Cameron Parish School District 15, Louisiana, General Obligation Bonds, Series 2021	4.000	10/01/39	327,742
425,000		Cameron Parish School District 15, Louisiana, General Obligation Bonds, Series 2021	4.000	10/01/40	392,947
1,125,000		Central Community School System, East Baton Rouge Parish, Louisiana, General Obligation Bonds, Series 2020	4.000	03/01/39	1,069,268
545,000		Livingston Parish School District 1, Louisiana, General Obligation Bonds, Series 2021 - BAM Insured	4.000	05/01/39	510,261
1,000,000		Livingston Parish School District 1, Louisiana, General Obligation Bonds, Series 2021 - BAM Insured	4.000	05/01/41	919,816
1,435,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Bossier City Projects, Series 2015	5.000	06/01/30	1,436,727
980,000		Louisiana State, General Obligation Bonds, Series 2021A	5.000	03/01/41	1,023,900
3,130,000		New Orleans, Louisiana, General Obligation Bonds, Audubon Commission Projects, Series 2021	4.000	10/01/37	3,079,459
1,720,000		New Orleans, Louisiana, General Obligation Bonds, Public Improvement Series 2021A	5.000	12/01/37	1,797,044
2,000,000		New Orleans, Louisiana, General Obligation Bonds, Public Improvement Series 2021A - BAM Insured	5.000	12/01/46	2,007,305
125,000		New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015	5.000	12/01/27	126,195
525,000		New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015	5.000	12/01/29	529,786
1,835,000		New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2022	5.250	12/01/38	1,960,528

		TOTAL TAX OBLIGATION/GENERAL			18,024,061

		TAX OBLIGATION/LIMITED - 13.0%
170,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	4.000	11/15/39	153,474
3,000,000		Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B - AGM Insured	5.000	12/01/42	3,020,040
2,000,000		Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2019B - AGM Insured	4.000	12/01/38	1,943,490

See Notes To Financial Statements	13

Portfolio of Investments May 31, 2025 (continued)

Louisiana

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$3,000,000		Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2019B - AGM Insured	4.000%	12/01/39	$2,849,056
1,000,000	(a)	Juban Trails Community Development District, Livingston Parish, Louisiana, Special Assessment Revenue Bonds, Series 2022	4.250	06/01/51	798,215
1,000,000		Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2022	5.500	06/01/52	971,438
505,000		Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A	5.000	06/01/26	514,814
2,325,000		Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series 2023A	5.000	07/01/48	2,344,405
1,735,000		Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series 2023A	5.250	07/01/53	1,768,028
725,000		Louisiana State Correctional Facilities Corporation, Lease Revenue Bonds, Correctional Institution for Women Series 2023	4.000	10/01/41	670,505
1,000,000		Louisiana State Correctional Facilities Corporation, Lease Revenue Bonds, Correctional Institution for Women Series 2023	4.000	10/01/43	912,358
1,435,000		Louisiana State Correctional Facilities Corporation, Lease Revenue Bonds, Office of Juvenile Justice Project, Series 2021	4.000	10/01/38	1,360,136
1,305,000		Louisiana State Correctional Facilities Corporation, Lease Revenue Bonds, Office of Juvenile Justice Project, Series 2021	4.000	10/01/40	1,194,710
3,505,000		Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2024A	4.000	05/01/44	3,178,415
4,160,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/39	3,993,600
365,000	(a)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	5.000	12/01/27	354,273
344,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	110,436
750,000		Saint Charles Parish School Board, Louisiana, Sales & Use Tax Bonds, Series 2019	4.000	08/01/37	739,702
680,000		Saint Charles Parish School Board, Louisiana, Sales & Use Tax Bonds, Series 2019	4.000	08/01/39	652,333
1,000,000		The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A	4.750	11/15/47	847,973

		TOTAL TAX OBLIGATION/LIMITED			28,377,401

		TRANSPORTATION - 11.6%
1,225,000		Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013	6.000	07/01/36	1,225,240
2,000,000		Board of Commissioners of the Port of New Orleans Port Facility Revenue Bonds, Louisiana, Series 2020 D (Non-AMT) and Series 2020E (AMT)	5.000	04/01/50	2,001,776
785,000		Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017	5.000	12/31/51	752,043
1,000,000		Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017 - AGM Insured	5.000	11/01/47	1,003,109
100,000		Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2024A, (AMT)	5.000	10/01/34	103,780
100,000		Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2024A, (AMT)	5.250	10/01/35	105,307
175,000		Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2024A, (AMT)	5.250	10/01/37	182,527
100,000		Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2024A, (AMT)	5.250	10/01/38	103,857
100,000		Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2024A, (AMT)	5.250	10/01/39	103,317
100,000		Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2024A, (AMT)	5.250	10/01/40	102,828
1,185,000	(a)	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)	6.500	07/01/36	1,185,208

14	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TRANSPORTATION (continued)
$2,000,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.750%	09/01/64	$2,064,435
3,465,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.000	09/01/66	3,278,317
200,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Gilf Opportunity Zone Project, Refunding Series 2019	4.000	01/01/37	197,760
1,000,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Gilf Opportunity Zone Project, Refunding Series 2019	4.000	01/01/38	972,030
1,015,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Gilf Opportunity Zone Project, Refunding Series 2019	4.000	01/01/39	972,686
1,880,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, (AMT)	5.000	01/01/48	1,844,718
1,000,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Series 2024C-2, (AMT)	5.250	01/01/49	1,007,840
1,250,000		New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, Series 2024C-2, (AMT)	5.250	01/01/51	1,255,442
1,800,000		New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking Facilities Corporation Consolidated Garage System, Series 2018A - AGM Insured	5.000	10/01/43	1,811,614
840,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/46	817,557
500,000	(a)	Plaquemines Port, Louisiana, Harbor and Terminal District Facilities Revenue Bonds NOLA Terminal LLC Project Dock and Wharf Series 2024A	9.000	12/01/44	423,229
1,000,000		Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, AMT Series 2025B, (AMT)	5.500	04/01/54	1,029,602
2,750,000		Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2018B - AGM Insured, (AMT)	5.000	04/01/45	2,680,704

		TOTAL TRANSPORTATION			25,224,926

		U.S. GUARANTEED - 0.2% (c)
25,000		Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, (ETM)	5.750	07/01/25	25,052
355,000		Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane University, Refunding Series 2020A, (Pre-refunded 4/01/30)	4.000	04/01/50	367,040

		TOTAL U.S. GUARANTEED			392,092

		UTILITIES - 11.3%
1,665,000		East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A	4.000	02/01/45	1,522,092
505,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2024A	5.000	07/01/35	525,349
1,000,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A	5.000	01/01/50	957,718
535,000		Guam Power Authority, Revenue Bonds, Refunding Series 2024A	5.000	10/01/39	561,245
1,750,000		Lafourche Parish Water District 1, Louisiana, Water Revenue Bonds, Series 2025	4.375	01/01/50	1,626,600
1,525,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Refunding Subordinate Lien Series 2024 - BAM Insured	5.000	02/01/41	1,601,266
1,000,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2021B	2.500	04/01/36	811,572
7,315,000		Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008	4.250	12/01/38	6,972,690
1,085,000		New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2020B	5.000	06/01/45	1,066,848
1,000,000		New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2020B	4.000	06/01/50	825,840

See Notes To Financial Statements	15

Portfolio of Investments May 31, 2025 (continued)

Louisiana

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	UTILITIES (continued)
$1,000,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A	4.750%	06/01/33	$1,022,920
1,505,000	Pineville, Louisiana, Utility Revenue Bonds, Series 2022 - BAM Insured	4.000	05/01/42	1,389,866
1,000,000	Pineville, Louisiana, Utility Revenue Bonds, Series 2022 - BAM Insured	4.000	05/01/47	890,574
365,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B - AGM Insured	4.000	12/01/49	308,435
1,500,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2020B	3.000	12/01/50	1,006,671
2,000,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B - BAM Insured	5.000	12/01/41	2,030,875
1,000,000	Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds, Refunding Series 2024	4.000	12/01/44	866,382
295,000	Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds, Series 2021 - BAM Insured	4.000	12/01/38	285,634
500,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B	5.000	07/01/31	468,948

	TOTAL UTILITIES			24,741,525

	TOTAL MUNICIPAL BONDS (Cost $231,366,813)			214,887,573

	TOTAL LONG-TERM INVESTMENTS (Cost $231,366,813)			214,887,573

	BORROWINGS - (2.6)% (d)			(5,600,000)

	OTHER ASSETS & LIABILITIES, NET - 4.1%			8,958,710

	NET ASSETS - 100%			$218,246,283

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $22,168,349 or 10.3% of Total Investments.

(b)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d)	Borrowings as a percentage of Total Investments is 2.6%.

16	See Notes To Financial Statements

Portfolio of Investments May 31, 2025

North Carolina

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 98.7%
		MUNICIPAL BONDS - 98.7%
		EDUCATION AND CIVIC ORGANIZATIONS - 16.7%
$1,995,000		Appalachian State University, North Carolina, General Revenue Bonds, Millennial Campus End Zone Project, Series 2018	5.000%	05/01/44	$2,016,275
3,415,000		Appalachian State University, North Carolina, General Revenue Bonds, Series 2019	4.000	10/01/48	2,965,064
225,000		Appalachian State University, North Carolina, Revenue Bonds, Millennial Campus Indoor Facilities Project Series 2024	5.000	11/01/34	248,368
425,000		Elizabeth City State University, North Carolina, General Revenue Bonds, Series 2019 - AGM Insured	5.000	04/01/28	443,454
465,000		Elizabeth City State University, North Carolina, General Revenue Bonds, Series 2019 - AGM Insured	5.000	04/01/29	489,912
745,000		Elizabeth City State University, North Carolina, General Revenue Bonds, Series 2019 - AGM Insured	5.000	04/01/30	784,923
1,500,000		Elizabeth City State University, North Carolina, General Revenue Bonds, Series 2019 - AGM Insured	5.000	04/01/40	1,517,299
4,500,000		North Carolina Agricultural & Technical State University, General Revenue Bonds, Refunding Series 2015A	5.000	10/01/40	4,516,004
1,000,000		North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, Campbell University, Refunding Series 2021A	5.000	10/01/33	1,032,335
800,000		North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2016	4.000	06/01/33	733,566
685,000		North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2016	4.000	06/01/34	616,893
5,000,000		North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2018	5.000	06/01/38	4,628,416
5,000,000		North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2016	4.000	01/01/35	5,015,981
7,500,000		North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2018	5.000	01/01/48	7,578,288
1,035,000		North Carolina Central University, General Revenue Bonds, Series 2019	5.000	04/01/38	1,057,116
3,600,000	(a)	North Carolina State Education Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2025A, (AMT)	5.000	06/01/33	3,717,725
1,000,000		North Carolina State Education Assistance Authority, Student Loan Revenue Bonds, Senior Series 2020A, (AMT)	5.000	06/01/28	1,031,961
1,700,000		North Carolina State University at Raleigh, General Revenue Bonds, Refunding Series 2018	4.000	10/01/40	1,652,724
1,790,000		North Carolina State University at Raleigh, General Revenue Bonds, Refunding Series 2018	4.000	10/01/41	1,722,860
3,660,000		North Carolina State University at Raleigh, General Revenue Bonds, Series 2024B	4.000	10/01/45	3,368,902
1,250,000		North Carolina State University at Raleigh, General Revenue Bonds, Series 2024B	4.000	10/01/46	1,137,311
5,000,000		University of North Carolina, Asheville, General Revenue Bonds, Refunding Series 2017	5.000	06/01/42	5,047,073
230,000		University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A	5.000	10/01/31	239,616
4,415,000		University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A	4.000	10/01/40	4,128,423
2,165,000		University of North Carolina, Charlotte, General Revenue Bonds, Series 2017	5.000	10/01/42	2,190,965
6,600,000		University of North Carolina, Charlotte, General Revenue Bonds, Series 2017	5.000	10/01/47	6,665,819
1,000,000		University of North Carolina, Charlotte, General Revenue Bonds, Series 2020A	4.000	10/01/37	999,801
1,000,000		University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017	5.000	04/01/30	1,049,489

See Notes To Financial Statements	17

Portfolio of Investments May 31, 2025 (continued)

North Carolina

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	EDUCATION AND CIVIC ORGANIZATIONS (continued)
$6,000,000	University of North Carolina, Greensboro, General Revenue Bonds, Series 2018	5.000%	04/01/43	$6,070,276
4,500,000	Western Carolina University, North Carolina, General Revenue Bonds, Series 2018	5.000	10/01/43	4,536,767
6,000,000	Western Carolina University, North Carolina, General Revenue Bonds, Series 2020B	4.000	04/01/45	5,485,159
1,050,000	Western Carolina University, North Carolina, General Revenue Bonds, Series 2025	4.250	04/01/43	1,020,797

	TOTAL EDUCATION AND CIVIC ORGANIZATIONS			83,709,562

	HEALTH CARE - 11.4%
3,000,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2016A	5.000	01/15/36	3,021,347
1,685,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2016A	5.000	01/15/40	1,690,825
3,750,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, Doing Business as Atrium Health, Refunding Series 2018A	4.000	01/15/39	3,620,243
500,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, Doing Business as Atrium Health, Refunding Series 2018D, (Mandatory Put 6/15/27)	3.625	01/15/48	502,092
28,995,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A	4.000	11/01/49	25,021,453
1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A	5.000	07/01/32	1,000,947
2,950,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A	5.000	07/01/44	2,916,271
5,860,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2015	5.000	06/01/40	5,837,667
3,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2015	5.000	06/01/45	2,938,805
1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenues Bonds, Wake Forest Baptist Obligated Group, Series 2019A	5.000	12/01/31	1,051,371
1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenues Bonds, Wake Forest Baptist Obligated Group, Series 2019A	5.000	12/01/33	1,044,997
8,010,000	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019	5.000	02/01/45	8,384,443

	TOTAL HEALTH CARE			57,030,461

	HOUSING/MULTIFAMILY - 0.8%
4,125,000	Raleigh Housing Authority, North Carolina, Multifamily Housing Revenue Bonds, Parkside Apartments Project Series 2024A	4.400	12/01/43	3,939,766

	TOTAL HOUSING/MULTIFAMILY			3,939,766

	HOUSING/SINGLE FAMILY - 1.6%
4,995,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 52-A	4.900	07/01/43	4,929,867
2,000,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 57-A	6.250	01/01/56	2,222,742
1,000,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Social Series 52-A	5.000	07/01/46	1,000,904

	TOTAL HOUSING/SINGLE FAMILY			8,153,513

	LONG-TERM CARE - 2.0%
285,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Lutheran Services for the Aging, Series 2021A	4.000	03/01/30	281,349
295,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Lutheran Services for the Aging, Series 2021A	4.000	03/01/31	290,005
550,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Lutheran Services for the Aging, Series 2021A	4.000	03/01/41	480,640
2,970,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, EveryAge, Series 2021A	4.000	09/01/47	2,414,333
1,105,000	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Sharon Towers, Series 2019A	5.000	07/01/44	1,038,318

18	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM CARE (continued)
$1,250,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Twin Lakes Community, Series 2025A	5.250%	01/01/55	$1,215,431
550,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2016A	5.000	10/01/30	558,012
225,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2016A	5.000	10/01/31	228,243
1,260,000		North Carolina Medical Care Commission, Retirement Facility First Mortgage Revenue Bonds, Everyage, Series 2024B	5.000	09/01/44	1,219,955
900,000		North Carolina Medical Care Commission, Retirement Facility Revenue Bonds, Penick Village Project First Mortgage Series 2024A	5.000	09/01/34	901,313
1,225,000		North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2019A	5.000	01/01/39	1,125,840

		TOTAL LONG-TERM CARE			9,753,439

		TAX OBLIGATION/GENERAL - 10.1%
500,000		Asheville, North Carolina, General Obligation Bonds, Refunding Series 2023	4.000	06/01/39	494,063
1,750,000		Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2016A	4.000	07/01/36	1,750,243
1,000,000		Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2024	5.000	07/01/32	1,128,028
2,020,000		County of Durham, North Carolina, General Obligation Bonds, Refunding Series 2023	4.000	06/01/40	1,980,624
1,000,000		County of Durham, North Carolina, General Obligation Bonds, Refunding Series 2023	4.000	06/01/41	972,143
1,870,000		County of Durham, North Carolina, General Obligation Bonds, Refunding Series 2023	4.000	06/01/42	1,802,289
1,510,000		Garner, North Carolina, General Obligation Bonds, Public Improvement Series 2025B	4.000	02/01/41	1,468,487
1,510,000		Garner, North Carolina, General Obligation Bonds, Public Improvement Series 2025B	4.000	02/01/42	1,455,991
3,000,000		Guilford County, North Carolina, General Obligation Bonds, School Series 2024	4.000	03/01/41	2,917,196
1,000,000		Guilford County, North Carolina, General Obligation Bonds, School Series 2025	4.000	03/01/43	960,141
1,450,000		Huntersville, North Carolina, General Obligation Bonds, Public Improvement Series 2024	5.000	12/01/37	1,609,974
1,270,000		Huntersville, North Carolina, General Obligation Bonds, Public Improvement Series 2024	4.000	12/01/39	1,254,245
1,450,000		Huntersville, North Carolina, General Obligation Bonds, Public Improvement Series 2024	4.000	12/01/40	1,421,062
1,500,000		Iredell County, North Carolina, General Obligation Bonds, School Series 2025	4.000	04/01/42	1,442,500
3,000,000	(a)	National Finance Authority, New Hampshire, Revenue Bonds, Winston-Salem Sustainable Energy Partners Series 2025A	5.000	12/01/35	3,236,216
2,000,000		Pender County, North Carolina, General Obligation Bonds, School Series 2024	4.000	03/01/43	1,896,486
1,000,000		Pender County, North Carolina, Limited General Obligation Bonds, Series 2024A	5.000	04/01/36	1,110,946
1,000,000		Pender County, North Carolina, Limited General Obligation Bonds, Series 2024A	5.000	04/01/38	1,092,564
1,000,000		Pender County, North Carolina, Limited General Obligation Bonds, Series 2024A	5.000	04/01/40	1,074,789
1,000,000		Pender County, North Carolina, Limited General Obligation Bonds, Series 2024A	5.000	04/01/41	1,065,175
1,260,000		Sampson County Water & Sewer District II, North Carolina, General Obligation Bonds, Refunding Series 2015	5.000	06/01/40	1,260,200
2,970,000		Union County, North Carolina, General Obligation Bonds, School Series 2023	5.000	09/01/42	3,154,729
810,000		Wake County, North Carolina, General Obligation Bonds, Parks, Greenways, Recreation and Open Space, Series 2022C	5.000	02/01/29	873,023

See Notes To Financial Statements	19

Portfolio of Investments May 31, 2025 (continued)

North Carolina

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$5,000,000	Wake County, North Carolina, General Obligation Bonds, Public Improvement Series 2023A	5.000%	05/01/39	$5,412,255
500,000	Wake County, North Carolina, Limited Obligation Bonds, Refunding Series 2016A	5.000	12/01/35	509,823
2,045,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2018A	5.000	08/01/36	2,125,207
2,000,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2019	5.000	09/01/30	2,159,312
2,000,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2024	5.000	05/01/36	2,220,623
2,570,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2025B	5.000	05/01/38	2,820,350

	TOTAL TAX OBLIGATION/GENERAL			50,668,684

	TAX OBLIGATION/LIMITED - 18.3%
875,000	Ashe County, North Carolina, Limited Obligation Bonds, Series 2025	4.125	06/01/43	827,214
1,250,000	Buncombe County, North Carolina, Limited Obligation Bonds, Series 2015	5.000	06/01/33	1,250,000
1,375,000	Buncombe County, North Carolina, Limited Obligation Bonds, Series 2015	5.000	06/01/35	1,375,000
400,000	Burke County, North Carolina, Limited Obligation Bonds, Series 2018	5.000	04/01/29	413,246
100,000	Burke County, North Carolina, Limited Obligation Bonds, Series 2018	5.000	04/01/31	103,106
4,675,000	Cabarrus County, North Carolina, Limited Obligation Installment Financing Contract Bonds, Refunding Series 2022A	5.000	06/01/40	4,958,992
3,750,000	Cabarrus County, North Carolina, Limited Obligation Installment Financing Contract Bonds, Refunding Series 2024A	5.000	08/01/41	3,993,186
3,750,000	Cabarrus County, North Carolina, Limited Obligation Installment Financing Contract Bonds, Refunding Series 2024A	5.000	08/01/42	3,957,776
1,500,000	Cabarrus County, North Carolina, Limited Obligation Installment Financing Contract Bonds, Refunding Series 2024A	5.000	08/01/43	1,577,177
500,000	Cabarrus County, North Carolina, Limited Obligation Installment Financing Contract Bonds, Refunding Series 2024A	5.000	08/01/44	523,155
310,000	Charlotte, North Carolina, Certificates of Participation, Convention Facilities Project, Series 2019A	5.000	06/01/33	329,384
1,000,000	Charlotte, North Carolina, Certificates of Participation, Convention Facilities Project, Series 2019A	5.000	06/01/44	1,014,809
1,465,000	Charlotte, North Carolina, Certificates of Participation, Nascar Hall of Fame Public Facilities, Refunding Series 2019C	4.000	06/01/37	1,453,858
1,930,000	Charlotte, North Carolina, Certificates of Participation, Refunding Cultural Arts Facilities Series 2019B	5.000	06/01/37	2,019,454
1,000,000	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2024	4.000	12/01/49	915,783
3,000,000	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2024	4.000	12/01/54	2,705,566
1,000,000	Davidson County, North Carolina, General Obligation Bonds, Limited Obligation Series 2016	5.000	06/01/28	1,018,807
1,795,000	Davidson County, North Carolina, General Obligation Bonds, Limited Obligation Series 2016	5.000	06/01/30	1,825,655
1,475,000	Duplin County, North Carolina, Limited Obligation Bonds, County Water Districts, Series 2016	5.000	04/01/32	1,492,769
1,000,000	Duplin County, North Carolina, Limited Obligation Bonds, County Water Districts, Series 2016	5.000	04/01/34	1,010,529
1,265,000	Durham Capital Financing Corporation, Durham County, North Carolina, Limited Obligation Bonds, Refunding Series 2016	5.000	12/01/30	1,301,394
900,000	Greensboro, North Carolina Limited Obligation Bonds, Series 2024	4.000	10/01/44	843,345
930,000	Harnett County, North Carolina, Limited Obligation Bonds, Series 2025	5.000	04/01/33	1,032,778
600,000	Lee County, North Carolina, Limited Obligation Bonds, Series 2018	4.000	05/01/36	591,351
2,000,000	Mecklenburg County, North Carolina, Limited Obligation Bonds, Series 2025	4.000	02/01/43	1,896,821

20	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$485,000	(b)	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015	5.375%	03/01/40	$472,886
660,000		Nags Head, North Carolina, Limited Obligation Bonds, Series 2023	5.000	06/01/37	722,236
920,000		Nags Head, North Carolina, Limited Obligation Bonds, Series 2023	5.000	06/01/39	990,106
930,000		Nags Head, North Carolina, Limited Obligation Bonds, Series 2023	5.000	06/01/41	987,127
935,000		Nags Head, North Carolina, Limited Obligation Bonds, Series 2023	5.000	06/01/42	985,851
1,000,000		New Hanover County, North Carolina, Limited Obligation Bonds, Series 2024	5.000	10/01/40	1,077,488
1,560,000		New Hanover County, North Carolina, Limited Obligation Bonds, Series 2024	5.000	10/01/41	1,662,676
680,000		New Hanover County, North Carolina, Limited Obligation Bonds, Series 2024	5.000	10/01/42	718,773
2,500,000		North Carolina State, Federal Grant Anticipation Revenue, Vehicle Series 2021	5.000	03/01/31	2,756,162
260,000		North Carolina State, Limited Obligation Bonds, Refunding Series 2017B	5.000	05/01/28	270,539
3,275,000		North Carolina State, Limited Obligation Bonds, Refunding Series 2017B	5.000	05/01/29	3,400,361
3,000,000		North Carolina State, Limited Obligation Bonds, Refunding Series 2017B	5.000	05/01/30	3,108,422
900,000		North Carolina State, Limited Obligation Bonds, Series 2020B	3.000	05/01/32	864,638
2,165,000		North Carolina State, Limited Obligation Bonds, Series 2020B	5.000	05/01/32	2,348,409
1,785,000		North Carolina State, Limited Obligation Bonds, Series 2022A	5.000	05/01/32	2,000,907
3,554,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/33	2,519,001
5,296,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34	5,260,767
2,200,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A	4.550	07/01/40	2,098,852
7,405,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	6,914,898
1,000,000		Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016	5.000	05/01/29	1,018,076
1,360,000		Rowan County, North Carolina, Limited Obligation Bonds, Series 2024	4.000	04/01/44	1,256,225
2,445,000		Sampson County, North Carolina, Limited Obligation Bonds, Refunding Series 2015	5.000	12/01/35	2,457,635
3,570,000		Sampson County, North Carolina, Limited Obligation Bonds, Refunding Series 2017	5.000	09/01/40	3,613,881
500,000		Scotland County, North Carolina, Limited Obligation Bonds, Series 2017	5.000	12/01/30	519,970
250,000		Scotland County, North Carolina, Limited Obligation Bonds, Series 2017	5.000	12/01/33	257,904
660,000		Scotland County, North Carolina, Limited Obligation Bonds, Series 2018	5.000	12/01/33	688,707
690,000		Scotland County, North Carolina, Limited Obligation Bonds, Series 2018	5.000	12/01/35	715,965
500,000		Wilmington, North Carolina, Limited Obligation Bonds, Series 2023D	5.000	09/01/40	534,938
1,250,000		Wilmington, North Carolina, Limited Obligation Bonds, Series 2023D	5.000	09/01/41	1,327,829
1,250,000		Wilmington, North Carolina, Limited Obligation Bonds, Series 2023D	5.000	09/01/43	1,310,706

		TOTAL TAX OBLIGATION/LIMITED			91,293,090

See Notes To Financial Statements	21

Portfolio of Investments May 31, 2025 (continued)

North Carolina

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TRANSPORTATION - 19.5%
$1,925,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A	5.000%	07/01/42	$1,938,424
6,610,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A	5.000	07/01/47	6,617,944
5,000,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2021A	4.000	07/01/51	4,445,289
6,000,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2023A	5.000	07/01/53	6,103,332
1,500,000	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)	5.000	12/31/37	1,500,495
11,170,000	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)	5.000	06/30/54	10,703,906
865,000	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C	0.000	07/01/27	796,598
880,000	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C	0.000	07/01/29	739,556
175,000	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C	0.000	07/01/32	126,566
1,500,000	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C	0.000	07/01/34	977,506
2,905,000	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C	0.000	07/01/35	1,795,507
3,735,000	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C	0.000	07/01/38	1,973,120
3,995,000	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C	0.000	07/01/39	1,979,125
2,385,000	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C	0.000	07/01/40	1,103,547
1,200,000	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A	5.000	07/01/47	1,184,723
5,150,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Capital Appreciation Series 2019	0.000	01/01/42	2,280,990
15,500,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Capital Appreciation Series 2019	0.000	01/01/47	5,265,115
6,000,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Capital Appreciation Series 2019	0.000	01/01/48	1,932,371
3,600,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Capital Appreciation Series 2019	0.000	01/01/49	1,096,587
4,875,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018A	4.000	01/01/36	4,883,297
70,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B - AGC Insured	0.000	01/01/34	50,163
3,760,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B - AGC Insured	0.000	01/01/35	2,565,169
21,205,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B - AGC Insured	0.000	01/01/36	13,718,055
20,150,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B - AGC Insured	0.000	01/01/37	12,350,052
15,615,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B - AGC Insured	0.000	01/01/38	9,009,341
2,000,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2024A - AGM Insured	5.000	01/01/58	1,979,782
300,000	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2015A	5.000	05/01/30	300,251

	TOTAL TRANSPORTATION			97,416,811

	U.S. GUARANTEED - 1.9% (c)
400,000	Cary, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017, (Pre-refunded 12/01/26)	4.000	12/01/38	406,766
1,700,000	Cary, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017, (Pre-refunded 12/01/26)	5.000	12/01/41	1,753,502
2,895,000	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017, (Pre-refunded 10/01/27)	5.000	10/01/35	3,030,521

22	See Notes To Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		U.S. GUARANTEED (c) (continued)
$2,990,000		New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017, (Pre-refunded 10/01/27)	5.000%	10/01/42	$3,129,968
960,000		New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017, (Pre-refunded 10/01/27)	5.000	10/01/47	1,004,939
310,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, (ETM)	6.000	01/01/26	314,932

		TOTAL U.S. GUARANTEED			9,640,628

		UTILITIES - 16.4%
1,800,000		Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2020	3.000	04/01/46	1,325,624
1,895,000		Cape Fear Public Utility Authority, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2019A	4.000	08/01/38	1,866,375
4,615,000		Cape Fear Public Utility Authority, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2019A	4.000	08/01/44	4,326,073
940,000		Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015	5.000	07/01/32	941,131
500,000		Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2018	5.000	07/01/44	505,805
1,000,000		Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2024	5.000	07/01/35	1,132,071
3,875,000		City of Raleigh, North Carolina, Combined Enterprise System Revenue and Refunding Bonds, Series 2023	5.000	09/01/48	4,036,516
1,900,000		Clayton, North Carolina, Water and Sewer System Revenue Bonds, Series 2022	5.000	08/01/45	1,967,557
1,130,000		Fuquay-Varina, North Carolina, Combined Utilities Revenue Bonds, Series 2024C	5.000	06/01/32	1,263,919
1,250,000		Fuquay-Varina, North Carolina, Combined Utilities Revenue Bonds, Series 2024C	4.125	06/01/49	1,173,736
5,000,000		Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017A	4.000	06/01/47	4,629,181
13,060,000		Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2022	5.250	06/01/47	13,733,272
1,000,000		Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2024B	5.000	06/01/49	1,041,525
3,000,000		Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2024B	5.000	06/01/54	3,102,763
330,000		Greenville Utilities Commission, North Carolina, Combined Enterprise System Revenue Bonds, Series 2022	4.000	12/01/41	314,945
325,000		Greenville Utilities Commission, North Carolina, Combined Enterprise System Revenue Bonds, Series 2022	4.000	12/01/42	306,877
300,000		Greenville Utilities Commission, North Carolina, Combined Enterprise System Revenue Bonds, Series 2022	4.125	12/01/43	285,847
330,000		Greenville Utilities Commission, North Carolina, Combined Enterprise System Revenue Bonds, Series 2022	4.125	12/01/44	312,397
725,000		Greenville Utilities Commission, North Carolina, Combined Enterprise System Revenue Bonds, Series 2022	5.000	12/01/46	747,852
340,000	(a)	Greenville Utilities Commission, North Carolina, Combined Enterprise System Revenue Bonds, Series 2025	5.000	09/01/30	374,320
275,000	(a)	Greenville Utilities Commission, North Carolina, Combined Enterprise System Revenue Bonds, Series 2025	5.000	09/01/31	306,498
3,330,000		Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2016	4.000	04/01/46	3,063,916
600,000		Jacksonville City, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2016	5.250	05/01/29	651,164
3,500,000		Johnston County, North Carolina, Water and Sewer Revenue Bonds, Series 2023	4.000	04/01/48	3,176,773
4,125,000		Johnston County, North Carolina, Water and Sewer Revenue Bonds, Series 2023	4.000	04/01/53	3,638,009
3,335,000		Johnston County, North Carolina, Water and Sewer Revenue Bonds, Series 2024	5.000	04/01/49	3,422,128
2,870,000		Mebane, North Carolina, Combined Utilities Revenue Bonds, Series 2024	5.000	08/01/41	3,062,887

See Notes To Financial Statements	23

Portfolio of Investments May 31, 2025 (continued)

North Carolina

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$1,750,000		Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Bonds, Series 2014	5.000%	07/01/39	$1,750,894
1,430,000		Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017	5.000	03/01/43	1,438,119
295,000		North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A	5.000	01/01/27	298,088
3,065,000		North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A	5.000	01/01/29	3,113,028
740,000		North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A	5.000	01/01/30	751,102
1,215,000		Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2017	5.000	06/01/27	1,264,185
1,335,000		Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2017	5.000	06/01/28	1,381,908
1,000,000		Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2017	5.000	06/01/33	1,027,392
760,000	(a)	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2025	5.000	06/01/32	841,707
885,000	(a)	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2025	5.000	06/01/34	986,401
940,000		Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016	5.000	12/01/28	965,911
1,800,000		Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2023	5.000	12/01/53	1,843,759
1,805,000		Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding Series 2019	4.000	06/01/45	1,643,511
1,020,000		Union County, North Carolina, Enterprise System Revenue Bonds, Series 2015	5.000	06/01/31	1,028,004
500,000		Union County, North Carolina, Enterprise System Revenue Bonds, Series 2015	5.000	06/01/32	503,732
1,400,000		Union County, North Carolina, Enterprise System Revenue Bonds, Series 2019A	4.000	06/01/44	1,312,903
1,275,000		Union County, North Carolina, Enterprise System Revenue Bonds, Series 2021	3.000	06/01/51	884,180

		TOTAL UTILITIES			81,743,985

		TOTAL MUNICIPAL BONDS (Cost $504,338,728)			493,349,939

		TOTAL LONG-TERM INVESTMENTS (Cost $504,338,728)			493,349,939

		OTHER ASSETS & LIABILITIES, NET - 1.3%			6,549,381

		NET ASSETS - 100%			$499,899,320

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

(a)	When-issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $472,886 or 0.1% of Total Investments.

(c)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

24	See Notes To Financial Statements

Statement of Assets and Liabilities

May 31, 2025	Georgia	Louisiana	North Carolina

ASSETS

Long-term investments, at value†	$147,059,574	$214,887,573	$493,349,939

Cash	167,357	827,619	4,202,249

Receivables:

Interest	2,363,625	3,144,160	6,575,019

Investments sold	5,386,562	1,450,248	6,539,976

Shares sold	17,401	33,965	1,511,598

Sale of Vistra Vision interest#(1)	–	4,126,008	–

Other	4,351	5,130	31,276

Total assets	154,998,870	224,474,703	512,210,057

LIABILITIES

Borrowings	–	5,600,000	–

Payables:

Management fees	64,130	94,296	208,164

Dividends	65,233	87,703	264,373

Interest	388	8,207	1,140

Investments purchased - regular settlement	4,749,350	–	–

Investments purchased - when-issued/delayed-delivery settlement	–	–	9,410,074

Shares redeemed	285,806	243,871	2,206,147

Vistra Vision sale transactions costs(1)	–	96,378	–

Accrued expenses:

Custodian fees	18,391	31,133	37,113

Trustees fees	3,610	4,621	30,783

Professional fees	6,421	8,075	16,832

Shareholder reporting expenses	11,001	9,506	18,783

Shareholder servicing agent fees	25,079	18,842	77,889

12b-1 distribution and service fees	17,857	24,905	37,938

Other	730	883	1,501

Total liabilities	5,247,996	6,228,420	12,310,737

Net assets	$149,750,874	$218,246,283	$499,899,320

NET ASSETS CONSIST OF:

Paid-in capital	$174,784,336	$240,439,736	$566,563,207

Total distributable earnings (loss)	(25,033,462)	(22,193,453)	(66,663,887)

Net assets	$149,750,874	$218,246,283	$499,899,320

† Long-term investments, cost	$152,218,144	$231,366,813	$504,338,728

# Net of discount of	$–	$254,808	$–

(1)	Refer to Note 4 of the Notes to Financial Statements for more information.

See Notes to Financial Statements

Statement of Assets and Liabilities (continued)

	Georgia	Louisiana	North Carolina
CLASS A:

Net assets	$95,636,733	$119,707,856	$208,828,635

Shares outstanding	10,163,690	11,758,013	21,553,101

Net asset value (“NAV”) per share	$9.41	$10.18	$9.69

Maximum sales charge	4.20%	4.20%	4.20%

Offering price per share (NAV per share plus maximum sales charge)	$9.82	$10.63	$10.11

CLASS C:

Net assets	$1,818,138	$4,960,933	$3,529,633

Shares outstanding	193,714	489,732	364,152

NAV and offering price per share	$9.39	$10.13	$9.69

CLASS I:

Net assets	$52,296,003	$93,577,494	$287,541,052

Shares outstanding	5,571,905	9,176,127	29,582,619

NAV and offering price per share	$9.39	$10.20	$9.72

Authorized shares - per class	Unlimited	Unlimited	Unlimited

Par value per share	$0.01	$0.01	$0.01

See Notes to Financial Statements

Statement of Operations

Year Ended May 31, 2025	Georgia	Louisiana	North Carolina

INVESTMENT INCOME
Interest	$6,499,079	$8,448,811	$19,542,621
Total investment income	6,499,079	8,448,811	19,542,621

EXPENSES
Management fees	847,092	1,138,923	2,588,208
12b-1 service fees - Class A	211,882	257,750	389,123
12b-1 distribution and service fees - Class C	21,708	56,801	42,605
Shareholder servicing agent fees - Class A	63,868	41,017	112,482
Shareholder servicing agent fees - Class C	1,306	1,805	2,444
Shareholder servicing agent fees - Class I	36,015	29,512	188,798
Interest expense	25,592	57,830	79,273
Trustees fees	6,413	8,811	20,172
Custodian expenses, net	18,700	35,678	41,513
Registration fees	3,823	3,719	4,411
Professional fees	51,599	56,086	71,857
Shareholder reporting expenses	34,403	31,355	46,530
Other	13,423	13,902	17,901

Total expenses	1,335,824	1,733,189	3,605,317

Net investment income (loss)	5,163,255	6,715,622	15,937,304

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	(988,481)	1,662,943	(2,075,850)
Swap contracts	–	(1,956,754)	–
Net realized gain (loss)	(988,481)	(293,811)	(2,075,850)

Change in unrealized appreciation (depreciation) on:
Investments	(2,429,746)	(8,047,193)	(9,334,412)
Net change in unrealized appreciation (depreciation)	(2,429,746)	(8,047,193)	(9,334,412)

Net realized and unrealized gain (loss)	(3,418,227)	(8,341,004)	(11,410,262)

Net increase (decrease) in net assets from operations	$1,745,028	$(1,625,382)	$4,527,042

See Notes to Financial Statements

Statement of Changes in Net Assets

	Georgia		Louisiana

	Year Ended 5/31/25	Year Ended 5/31/24	Year Ended 5/31/25	Year Ended 5/31/24
OPERATIONS
Net investment income (loss)	$5,163,255	$5,346,653	$6,715,622	$6,312,752
Net realized gain (loss)	(988,481)	(1,728,357)	(293,811)	959,548
Net change in unrealized appreciation (depreciation)	(2,429,746)	1,287,055	(8,047,193)	2,227,291

Net increase (decrease) in net assets from operations	1,745,028	4,905,351	(1,625,382)	9,499,591

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(3,207,874)	(3,483,988)	(3,897,800)	(3,923,015)
Class C	(47,477)	(54,266)	(127,049)	(157,546)
Class I	(1,927,867)	(1,834,889)	(3,006,140)	(2,164,549)

Total distributions	(5,183,218)	(5,373,143)	(7,030,989)	(6,245,110)

FUND SHARE TRANSACTIONS
Subscriptions	29,327,073	58,587,426	53,656,786	40,004,044
Reinvestments of distributions	4,452,419	4,673,005	6,090,170	5,483,235
Redemptions	(58,687,079)	(65,761,830)	(46,557,763)	(46,752,216)

Net increase (decrease) from Fund share transactions	(24,907,587)	(2,501,399)	13,189,193	(1,264,937)
Net increase (decrease) in net assets	(28,345,777)	(2,969,191)	4,532,822	1,989,544
Net assets at the beginning of period	178,096,651	181,065,842	213,713,461	211,723,917

Net assets at the end of period	$149,750,874	$178,096,651	$218,246,283	$213,713,461

See Notes to Financial Statements

	North Carolina

	Year Ended 5/31/25	Year Ended 5/31/24
OPERATIONS
Net investment income (loss)	$15,937,304	$14,733,966
Net realized gain (loss)	(2,075,850)	(9,714,893)
Net change in unrealized appreciation (depreciation)	(9,334,412)	4,769,854

Net increase (decrease) in net assets from operations	4,527,042	9,788,927

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(5,533,858)	(4,986,648)
Class C	(87,149)	(119,560)
Class I	(10,071,250)	(9,280,409)

Total distributions	(15,692,257)	(14,386,617)

FUND SHARE TRANSACTIONS
Subscriptions	161,184,137	228,396,646
Reinvestments of distributions	12,444,377	11,377,202
Redemptions	(186,492,908)	(254,802,621)

Net increase (decrease) from Fund share transactions	(12,864,394)	(15,028,773)
Net increase (decrease) in net assets	(24,029,609)	(19,626,463)
Net assets at the beginning of period	523,928,929	543,555,392

Net assets at the end of period	$499,899,320	$523,928,929

See Notes to Financial Statements

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period

Georgia

Class A
5/31/25	$9.64	$0.29	$(0.22)	$0.07	$(0.30)	$–	$(0.30)	$9.41
5/31/24	9.65	0.28	(0.01)	0.27	(0.28)	–	(0.28)	9.64
5/31/23	10.05	0.10	(0.26)	(0.16)	(0.24)	–	(0.24)	9.65
5/31/22	11.22	0.22	(1.18)	(0.96)	(0.21)	–	(0.21)	10.05
5/31/21	10.92	0.24	0.30	0.54	(0.24)	–	(0.24)	11.22

Class C
5/31/25	9.61	0.21	(0.22)	(0.01)	(0.21)	–	(0.21)	9.39
5/31/24	9.62	0.20	(0.01)	0.19	(0.20)	–	(0.20)	9.61
5/31/23	10.02	0.02	(0.26)	(0.24)	(0.16)	–	(0.16)	9.62
5/31/22	11.18	0.13	(1.17)	(1.04)	(0.12)	–	(0.12)	10.02
5/31/21	10.88	0.15	0.30	0.45	(0.15)	–	(0.15)	11.18

Class I
5/31/25	9.61	0.31	(0.22)	0.09	(0.31)	–	(0.31)	9.39
5/31/24	9.63	0.30	(0.02)	0.28	(0.30)	–	(0.30)	9.61
5/31/23	10.02	0.12	(0.25)	(0.13)	(0.26)	–	(0.26)	9.63
5/31/22	11.19	0.24	(1.17)	(0.93)	(0.24)	–	(0.24)	10.02
5/31/21	10.89	0.26	0.30	0.56	(0.26)	–	(0.26)	11.19

(a)	Based on average shares outstanding.

(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Expenses Including Interest(c)	Expenses Excluding Interest	NII (Loss)	Portfolio Turnover Rate

0.62%	$95,637	0.86%	0.84%	3.01%	15%
2.84	114,337	0.85	0.84	2.88	13
(1.58)	121,565	0.84	0.83	1.01	40
(8.66)	124,199	0.83	0.83	1.98	19
5.01	144,796	0.82	0.82	2.18	2

(0.12)	1,818	1.66	1.64	2.21	15
2.00	2,389	1.65	1.64	2.08	13
(2.39)	3,125	1.65	1.64	0.19	40
(9.35)	4,704	1.63	1.63	1.18	19
4.18	6,343	1.62	1.62	1.39	2

0.91	52,296	0.66	0.64	3.21	15
2.93	61,371	0.65	0.64	3.08	13
(1.29)	56,375	0.64	0.63	1.20	40
(8.48)	64,053	0.63	0.63	2.19	19
5.23	68,891	0.62	0.62	2.38	2

See Notes to Financial Statements

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period

Louisiana

Class A
5/31/25	$10.56	$0.31	$(0.37)	$(0.06)	$(0.32)	$–	$(0.32)	$10.18
5/31/24	10.41	0.31	0.14	0.45	(0.30)	–	(0.30)	10.56
5/31/23	10.75	0.29	(0.35)	(0.06)	(0.28)	–	(0.28)	10.41
5/31/22	11.64	0.26	(0.90)	(0.64)	(0.25)	–	(0.25)	10.75
5/31/21	11.17	0.31	0.47	0.78	(0.31)	–	(0.31)	11.64

Class C
5/31/25	10.51	0.22	(0.36)	(0.14)	(0.24)	–	(0.24)	10.13
5/31/24	10.36	0.22	0.15	0.37	(0.22)	–	(0.22)	10.51
5/31/23	10.70	0.21	(0.35)	(0.14)	(0.20)	–	(0.20)	10.36
5/31/22	11.58	0.17	(0.90)	(0.73)	(0.15)	–	(0.15)	10.70
5/31/21	11.11	0.22	0.47	0.69	(0.22)	–	(0.22)	11.58

Class I
5/31/25	10.58	0.33	(0.37)	(0.04)	(0.34)	–	(0.34)	10.20
5/31/24	10.43	0.33	0.15	0.48	(0.33)	–	(0.33)	10.58
5/31/23	10.78	0.31	(0.36)	(0.05)	(0.30)	–	(0.30)	10.43
5/31/22	11.66	0.29	(0.90)	(0.61)	(0.27)	–	(0.27)	10.78
5/31/21	11.19	0.33	0.47	0.80	(0.33)	–	(0.33)	11.66

(a)	Based on average shares outstanding.

(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Expenses Including Interest(c)	Expenses Excluding Interest	NII (Loss)	Portfolio Turnover Rate

(0.64)%	$119,708	0.83%	0.80%	2.89%	20%
4.41	131,662	0.83	0.80	2.93	15
(0.53)	140,021	0.80	0.80	2.78	12
(5.61)	156,506	0.79	0.79	2.31	18
7.08	160,148	0.80	0.80	2.70	8

(1.43)	4,961	1.63	1.60	2.08	20
3.61	6,368	1.63	1.60	2.13	15
(1.32)	8,586	1.60	1.60	1.98	12
(6.34)	11,782	1.59	1.59	1.51	18
6.25	13,801	1.60	1.60	1.90	8

(0.41)	93,577	0.63	0.60	3.11	20
4.64	75,683	0.63	0.60	3.13	15
(0.39)	63,117	0.60	0.60	2.98	12
(5.31)	60,228	0.59	0.59	2.51	18
7.29	60,160	0.60	0.60	2.89	8

See Notes to Financial Statements

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period

North Carolina

Class A
5/31/25	$9.91	$0.29	$(0.23)	$0.06	$(0.28)	$–	$(0.28)	$9.69
5/31/24	9.94	0.27	(0.04)	0.23	(0.26)	–	(0.26)	9.91
5/31/23	10.26	0.23	(0.34)	(0.11)	(0.21)	–	(0.21)	9.94
5/31/22	11.40	0.18	(1.14)	(0.96)	(0.18)	–	(0.18)	10.26
5/31/21	11.14	0.22	0.26	0.48	(0.22)	–	(0.22)	11.40

Class C
5/31/25	9.91	0.21	(0.22)	(0.01)	(0.21)	–	(0.21)	9.69
5/31/24	9.95	0.19	(0.05)	0.14	(0.18)	–	(0.18)	9.91
5/31/23	10.28	0.15	(0.35)	(0.20)	(0.13)	–	(0.13)	9.95
5/31/22	11.41	0.09	(1.13)	(1.04)	(0.09)	–	(0.09)	10.28
5/31/21	11.15	0.13	0.26	0.39	(0.13)	–	(0.13)	11.41

Class I
5/31/25	9.94	0.31	(0.22)	0.09	(0.31)	–	(0.31)	9.72
5/31/24	9.98	0.29	(0.05)	0.24	(0.28)	–	(0.28)	9.94
5/31/23	10.31	0.25	(0.35)	(0.10)	(0.23)	–	(0.23)	9.98
5/31/22	11.45	0.20	(1.14)	(0.94)	(0.20)	–	(0.20)	10.31
5/31/21	11.19	0.25	0.26	0.51	(0.25)	–	(0.25)	11.45

(a)	Based on average shares outstanding.

(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Expenses Including Interest(c)	Expenses Excluding Interest	NII (Loss)	Portfolio Turnover Rate

0.59%	$208,829	0.81%	0.79%	2.91%	18%
2.32	189,767	0.80	0.78	2.67	20
(1.06)	201,018	0.81	0.78	2.27	23
(8.56)	201,287	0.77	0.76	1.62	18
4.36	267,521	0.77	0.76	1.96	10

(0.19)	3,530	1.61	1.59	2.09	18
1.43	5,240	1.60	1.58	1.87	20
(1.92)	7,570	1.61	1.58	1.47	23
(9.20)	11,535	1.57	1.56	0.83	18
3.53	15,194	1.57	1.56	1.18	10

0.83	287,541	0.61	0.59	3.10	18
2.45	328,922	0.60	0.58	2.87	20
(0.91)	334,967	0.61	0.58	2.47	23
(8.32)	412,225	0.57	0.56	1.83	18
4.56	496,334	0.57	0.56	2.16	10

See Notes to Financial Statements

Notes to Financial Statements

1.	General Information

Trust and Fund Information: The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen Louisiana Municipal Bond Fund (“Louisiana”) and Nuveen North Carolina Municipal Bond Fund (“North Carolina”) (each a “Fund” and collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

Current Fiscal Period: The end of the reporting period for the Funds is May 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended May 31, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.

2.	Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Fund	Gross Custodian Fee Credits

Georgia	$17,976

Louisiana	21,853

North Carolina	32,130

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.

Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.	Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements (continued)

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Georgia	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$147,059,574	$–	$147,059,574

Total	$–	$147,059,574	$–	$147,059,574

Louisiana	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$214,887,573	$–	$214,887,573

Total	$–	$214,887,573	$–	$214,887,573

North Carolina	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$493,349,939	$–	$493,349,939

Total	$–	$493,349,939	$–	$493,349,939

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.

4.	Portfolio Securities

Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse Floaters.

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales and Maturities

Georgia	$24,413,480	$46,800,864

Louisiana	55,588,257	44,198,060

North Carolina	96,733,766	119,227,705

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Sale of Vistra Vision interests: On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its interest in Vistra Vision, a Fund will receive proceeds from the sale over a series of payments from Vistra through December 31, 2026. The resulting receivable has been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities. During the current fiscal period, Louisiana sold its interest back to Vistra and recognized a realized gain of $4,021,495 which is recognized as “Realized gain (loss) from investments” on the Statement of Operations.

5.	Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Total Return Swap Contracts: During the current fiscal period, Louisiana used total return swaps to help manage the equity risk of the portfolio’s Vistra Vision exposure.

Notes to Financial Statements (continued)

In a total return swap, one party agrees to pay the other the total return of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund entered into a total return swap involving an underlying index or basket of securities to create exposure to a number of securities in a single trade. An index total return swap can be used by the Fund to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.

Total return swap contracts are valued daily. Changes in the value of a total return swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.

For over-the-counter (“OTC”) swaps, the daily change in market value of the swap contract, along with any daily interest accrued, are recognized as components of “Unrealized appreciation or depreciation on total return swaps” on the Statement of Assets and Liabilities, where applicable.

The average notional amount of Total Return swap contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Swap Contracts Outstanding*

Louisiana	$4,289,841

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding from August 7, 2024 (first swap contract entered) through October 7, 2024 (last swap contract exited).

During the current fiscal period, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

Louisiana
Swap contracts	Equity	$(1,956,754)	$–

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.	Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Year Ended 5/31/25		Year Ended 5/31/24
Georgia	Shares	Value	Shares	Value
Subscriptions:
Class A	1,171,830	$11,327,080	2,785,928	$25,952,482
Class A - automatic conversion of Class C	275	2,674	–	–
Class C	23,196	225,551	48,210	463,794
Class I	1,836,068	17,771,768	3,340,722	32,171,150
Total subscriptions	3,031,369	29,327,073	6,174,860	58,587,426
Reinvestments of distributions:
Class A	292,113	2,839,971	319,757	3,081,978
Class C	4,740	45,967	5,363	51,518
Class I	161,425	1,566,481	160,208	1,539,509
Total reinvestments of distributions	458,278	4,452,419	485,328	4,673,005
Redemptions:
Class A	(3,162,547)	(30,748,705)	(3,836,524)	(36,490,834)
Class C	(82,513)	(804,543)	(129,776)	(1,246,269)
Class C - automatic conversion to Class A	(276)	(2,674)	–	–
Class I	(2,809,436)	(27,131,157)	(2,972,899)	(28,024,727)
Total redemptions	(6,054,772)	(58,687,079)	(6,939,199)	(65,761,830)
Net increase (decrease)	(2,565,125)	$(24,907,587)	(279,011)	$(2,501,399)

	Year Ended 5/31/25		Year Ended 5/31/24
Louisiana	Shares	Value	Shares	Value
Subscriptions:
Class A	1,186,685	$12,536,781	1,049,593	$10,963,735
Class C	52,176	553,449	58,005	609,897
Class I	3,811,221	40,566,556	2,733,112	28,430,412
Total subscriptions	5,050,082	53,656,786	3,840,710	40,004,044
Reinvestments of distributions:
Class A	317,478	3,352,148	322,025	3,362,113
Class C	11,917	125,281	14,804	153,657
Class I	247,215	2,612,741	187,891	1,967,465
Total reinvestments of distributions	576,610	6,090,170	524,720	5,483,235
Redemptions:
Class A	(2,211,114)	(23,316,138)	(2,356,241)	(24,716,388)
Class C	(180,165)	(1,903,133)	(295,567)	(3,082,548)
Class I	(2,034,482)	(21,338,492)	(1,819,061)	(18,953,280)
Total redemptions	(4,425,761)	(46,557,763)	(4,470,869)	(46,752,216)
Net increase (decrease)	1,200,931	$13,189,193	(105,439)	$(1,264,937)

Notes to Financial Statements (continued)

	Year Ended 5/31/25		Year Ended 5/31/24
North Carolina	Shares	Value	Shares	Value
Subscriptions:
Class A	8,045,584	$79,487,360	7,950,321	$77,822,727
Class A - automatic conversion of Class C	17,026	169,744	14,172	143,873
Class C	106,592	1,065,945	87,344	865,913
Class I	8,039,247	80,461,088	15,030,387	149,564,133
Total subscriptions	16,208,449	161,184,137	23,082,224	228,396,646
Reinvestments of distributions:
Class A	520,989	5,205,208	463,821	4,601,565
Class C	8,097	81,042	11,285	111,989
Class I	713,102	7,158,127	669,455	6,663,648
Total reinvestments of distributions	1,242,188	12,444,377	1,144,561	11,377,202
Redemptions:
Class A	(6,184,981)	(61,486,168)	(9,491,237)	(92,641,385)
Class C	(262,083)	(2,635,667)	(316,605)	(3,154,207)
Class C - automatic conversion to Class A	(17,015)	(169,744)	(14,158)	(143,873)
Class I	(12,253,107)	(122,201,329)	(16,174,849)	(158,863,156)
Total redemptions	(18,717,186)	(186,492,908)	(25,996,849)	(254,802,621)
Net increase (decrease)	(1,266,549)	$(12,864,394)	(1,770,064)	$(15,028,773)

7.	Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund’s net assets.

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Georgia	$152,370,941	$485,088	$(5,796,455)	$(5,311,367)

Louisiana	231,168,046	508,435	(16,788,908)	(16,280,473)

North Carolina	505,860,883	9,795,057	(22,306,001)	(12,510,944)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of year end, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Unrealized			Other
	Tax-Exempt	Ordinary	Long-Term	Appreciation	Capital Loss	Late-Year Loss	Book-to-Tax
Fund	Income[1]	Income	Capital Gains	(Depreciation)	Carryforwards	Deferrals	Differences	Total

Georgia	$641,768	$10,986	$–	$(5,311,367)	$(19,971,388)	$–	$(403,461)	$(25,033,462)

Louisiana	978,043	79,495	–	(16,280,473)	(6,344,812)	–	(625,706)	(22,193,453)

North Carolina	1,962,568	–	–	(12,510,944)	(54,778,190)	–	(1,337,321)	(66,663,887)

[1]	Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2025 through May 31, 2025 and paid on June 2, 2025.

The tax character of distributions paid was as follows:

	5/31/25			5/31/24
	Tax-Exempt	Ordinary	Long-Term	Tax-Exempt	Ordinary	Long-Term
Fund	Income[1]	Income	Capital Gains	Income	Income	Capital Gains

Georgia	$5,183,218	$–	$–	$5,373,143	$–	$–

Louisiana	6,731,196	299,793	–	6,241,075	4,035	–

North Carolina	15,692,257	–	–	14,386,617	–	–

[1]	Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

As of year end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

Georgia	$5,436,762	$14,534,626	$19,971,388

Louisiana	5,758,551	586,261	6,344,812

North Carolina	17,581,264	37,196,926	54,778,190

8.	Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Net Assets	Georgia	Louisiana	North Carolina
For the first $125 million	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750
For the next $5 billion	0.2500	0.2500	0.2500
For net assets over $10 billion	0.2375	0.2375	0.2375

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,

Notes to Financial Statements (continued)

Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of the end of the reporting period, the annual complex-level fee rate for the Fund was as follows:

Fund	Complex-Level Fee

Georgia	0.1570%

Louisiana	0.1570%

North Carolina	0.1570%

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:

Fund	Purchases	Sales	Realized Gain (Loss)

Georgia	$–	$–	$–

Louisiana	–	–	–

North Carolina	490,485	–	–

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected (Unaudited)	Paid to Financial Intermediaries (Unaudited)

Georgia	$94,928	$92,662

Louisiana	113,566	106,961

North Carolina	52,757	50,352

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

Fund	Commission Advances (Unaudited)

Georgia	$81,403

Louisiana	69,679

North Carolina	41,923

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

Fund	12b-1 Fees Retained (Unaudited)

Georgia	$2,372

Louisiana	6,466

North Carolina	5,278

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

Fund	CDSC Retained (Unaudited)

Georgia	$3,230

Louisiana	2,664

North Carolina	3,058

9.	Borrowing Arrangements

Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:

Fund	Maximum Outstanding Balance

Georgia	$2,310,061

Louisiana	5,600,000

North Carolina	12,000,000

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate

Georgia	3	$1,603,086	5.53%

Louisiana	12	4,846,203	5.53

North Carolina	10	5,772,601	5.83

Notes to Financial Statements (continued)

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.

Important Tax Information

(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.

Long-Term Capital Gains

As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Net Long-Term Capital Gains

Georgia	$–

Louisiana	–

North Carolina	–

47

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Georgia Municipal Bond Fund

Nuveen Louisiana Municipal Bond Fund

Nuveen North Carolina Municipal Bond Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Multistate Trust III (the “Trust”) approved, for each applicable series thereof, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each such series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/ or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families (the “Consolidation”) to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

•

For Nuveen Georgia Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Louisiana Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen North Carolina Municipal Bond Fund, the Board considered that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and ranked in the fourth quartile of its Performance Peer Group for such periods. The Board considered management’s commentary on the Fund’s performance, including the factors that impacted relative performance such as the differences in higher-quality credits available in North Carolina compared to other states. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/ or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen Georgia Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate matched the Expense Universe median, and its actual management fee rate and net total management fee rate were each slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Louisiana Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, fourth quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate matched the Expense Universe median, and the Fund’s actual management fee rate and net total expense ratio were slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen North Carolina Municipal Bond Fund, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate matched the Expense Universe median, and the actual management fee rate was slightly above (within 5 basis points) and the net total expense ratio was below the Expense Universe median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as an Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust III

Date: August 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: August 6, 2025	By:	/s/ Marc Cardella
Marc Cardella Vice President and Controller (principal financial officer)